ROYALTY AGREEMENT (Details) - Cyprus NMC	1 Months Ended			2 Months Ended			9 Months Ended			12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Jan. 31, 2016 USD ($) $ / T	Jan. 31, 2015 $ / T	Jan. 31, 2014 $ / T
ROYALTY AGREEMENT
Adjusted threshold price (in dollars per ton) | $ / T										53.80	53.01	52.31
Maximum
ROYALTY AGREEMENT
Obligation to make payments of overriding royalties on product shipments, period										30 days
Minimum
ROYALTY AGREEMENT
Adjusted threshold price subject to adjustment (in dollars per ton) | $ / T										30
Obligation to pay advance royalty subject to adjustment | $										$ 500,000
Advance royalty | $	$ 897,008	$ 883,875	$ 872,156	$ 897,008	$ 883,875	$ 872,156	$ 897,008	$ 883,875	$ 872,156